SUPPLEMENTARY PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2021
The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties). Below are the main assumptions used by the independent actuary in the actuarial assessment of our plans:

Bradesco and its subsidiaries, as sponsors of these plans, considering economic and actuarial studies, calculated their actuarial commitments using the real interest rate and acknowledged in their financial statements the obligation due. The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties). Below are the main assumptions used by the independent actuary in the actuarial assessment of our plans:

Risk factors		On December 31
	2021	2020
Nominal discount rate	3.25% - 8.65% p.a.	3.25% - 7.26% p.a.
Nominal rate of future salary increases	3.25% p.a.	3.25% p.a.
Nominal growth rate of social security benefits and plans	3.25% p.a.	3.25% p.a.
Initial rate of growth of medical costs	7.38% - 7.90% p.a.	7.38% - 8.41% p.a.
Inflation rate	3.25% p.a.	3.25% p.a.
Biometric table of overall mortality	AT 2000 and BR-SEM	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	Retirement Benefits		Other post-employment benefits
	Year ended December 31		Year ended December 31
	2021	2020	2021	2020
(i) Projected benefit obligations:
At the beginning of the year	3,182,128	3,065,146	966,430	917,870
Cost of current service	305	546	-	-
Interest cost	215,259	212,033	65,985	66,772
Participant’s contribution	450	556	-	-
Actuarial gain/(loss) (1)	(155,242)	123,504	(146,763)	13,671
Past service cost - plan changes	-	-	-	-
Early elimination of obligations	-	-	(12,023)	-
Benefit paid	(244,231)	(219,657)	(32,511)	(31,883)
At the end of the year	2,998,669	3,182,128	841,118	966,430

(ii) Plan assets at fair value:
At the beginning of the year	2,759,745	2,716,865	-	-
Expected earnings	186,324	187,531	-	-
Actuarial gain/(loss) (1)	(175,560)	59,071	-	-
Contributions received:
Employer	28,025	15,150	-	-
Employees	450	556	-	-
Benefit paid	(244,157)	(219,428)	-	-
At the end of the year	2,554,827	2,759,745	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	310	36,155	-	-
Interest on irrecoverable surplus	29	2,736	-	-
Change in irrecoverable surplus (1)	7,113	(38,581)	-	-
At the end of the year	7,452	310	-	-

(iv) Financed position:
Deficit plans (2)	451,294	422,693	841,118	966,430
Net balance	451,294	422,693	841,118	966,430

(1) In the year ended December 31, 2021, the remeasurement effects recognized in Shareholders' Equity, in Other Comprehensive Income totaled R$(65.671) thousand, R$ 21,593 thousand in 2020, net of tax effects; and

(2) Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their financial statements the actuarial obligation due.

The net cost/(benefit) of the Pension Plans recognized in the consolidated statement of income includes the following components:

The net cost/(benefit) of the Pension Plans recognized in the consolidated statement of income includes the following components:

			R$ thousand
	Years ended December 31
	2021	2020	2019
Projected benefit obligations:
Cost of service	1,325	546	(2,689)
Cost of interest on actuarial obligations	281,184	278,805	282,997
Expected earnings from the assets of the plan	(186,324)	(187,531)	(208,122)
Interest on irrecoverable surplus	29	2,736	4,981
Net cost/(benefit) of the Pension Plans	96,214	94,556	77,167

Maturity profile of the present value of the obligations of the benefit plans defined for the next years:

Maturity profile of the present value of the obligations of the benefit plans defined for the next years:

		On December 31 2021 - thousand R$
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	11.06	12.19
2022	258,010	44,629
2023	262,825	46,503
2024	267,545	49,876
2025	271,811	53,346
2026	275,566	57,194
After 2027	1,413,941	343,687

The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by category is as follows:

The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	2021	2020	2021	2020	2021	2020	2021	2020
Asset categories
Equities	10.4%	-	8.9%	3.8%	-	-	13.3%	-
Fixed income	82.7%	91.3%	84.1%	91.9%	84.4%	100.0%	86.7%	100.0%
Real estate	5.0%	5.6%	1.6%	2.6%	-	-	-	-
Other	1.9%	3.1%	5.4%	1.7%	15.6%	-	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (7.38% – 8.65% p.a.) assuming a change in the discount rate and medical inflation by 1 b.p.

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (7.38% – 8.65% p.a.) assuming a change in the discount rate and medical inflation by 1 b.p.:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	6.87% - 8.26%	Increase of 1 b.p.	reduction	(393,887)
Discount rate	4.87% - 6.26%	Decrease of 1 b.p.	increase	470,116
Medical Inflation	8.38% - 9.41%	Increase of 1 b.p.	increase	113,797

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Medical Inflation	6.38% - 7.41%	Decrease of 1 b.p.	reduction	(95,008)